Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 150,838,197	$ 147,488,884
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	81,505,018	64,563,752
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	10,610,974	11,621,141
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	48,667,135	59,643,273
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	10,010,255	11,591,851
USA [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	24,116	46,484
Europe [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	18,210	21,257
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 2,489	$ 1,126